Pensions and other post-employment benefits - Country detail (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net defined benefit
Net defined benefit balance	€ 4,849	€ 3,959
Defined benefit obligation
Net defined benefit
Net defined benefit balance	(15,789)	(16,868)	€ (18,312)
Fair value of plan assets
Net defined benefit
Net defined benefit balance	20,723	20,914	22,691
Effect of asset ceiling
Net defined benefit
Net defined benefit balance	(85)	(87)	(84)
United States, Pension
Net defined benefit
Net defined benefit balance	5,500	4,960
United States, Pension | Defined benefit obligation
Net defined benefit
Net defined benefit balance	(10,688)	(11,325)	(12,340)
United States, Pension | Fair value of plan assets
Net defined benefit
Net defined benefit balance	16,188	16,285	17,726
United States, Pension | Effect of asset ceiling
Net defined benefit
Net defined benefit balance	0	0	0
United States, OPEB
Net defined benefit
Net defined benefit balance	(692)	(796)
United States, OPEB | Defined benefit obligation
Net defined benefit
Net defined benefit balance	(1,393)	(1,471)	(1,615)
United States, OPEB | Fair value of plan assets
Net defined benefit
Net defined benefit balance	701	675	637
United States, OPEB | Effect of asset ceiling
Net defined benefit
Net defined benefit balance	0	0	€ 0
Germany
Net defined benefit
Net defined benefit balance	(719)	(838)
Germany | Defined benefit obligation
Net defined benefit
Net defined benefit balance	(1,959)	(2,037)
Germany | Fair value of plan assets
Net defined benefit
Net defined benefit balance	1,240	1,199
Germany | Effect of asset ceiling
Net defined benefit
Net defined benefit balance	0	0
United Kingdom
Net defined benefit
Net defined benefit balance	207	175
United Kingdom | Defined benefit obligation
Net defined benefit
Net defined benefit balance	(529)	(782)
United Kingdom | Fair value of plan assets
Net defined benefit
Net defined benefit balance	736	957
United Kingdom | Effect of asset ceiling
Net defined benefit
Net defined benefit balance	0	0
Other
Net defined benefit
Net defined benefit balance	553	458
Other | Defined benefit obligation
Net defined benefit
Net defined benefit balance	(1,220)	(1,253)
Other | Fair value of plan assets
Net defined benefit
Net defined benefit balance	1,858	1,798
Other | Effect of asset ceiling
Net defined benefit
Net defined benefit balance	€ (85)	€ (87)